Quarterly Report
July 31, 2024
MFS®  Global Growth Fund
WGF-Q3

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Alcoholic Beverages – 1.3%
Kweichow Moutai Co. Ltd.	63,366	$12,441,206
Apparel Manufacturers – 2.9%
LVMH Moet Hennessy Louis Vuitton SE	18,924	$13,373,766
NIKE, Inc., “B”	201,805	15,107,122
		$28,480,888
Automotive – 1.1%
Aptiv PLC (a)	152,811	$10,603,555
Broadcasting – 0.9%
Walt Disney Co.	90,658	$8,493,748
Brokerage & Asset Managers – 1.6%
Brookfield Asset Management Ltd.	177,860	$7,762,897
Charles Schwab Corp.	119,612	7,797,506
		$15,560,403
Business Services – 7.7%
Accenture PLC, “A”	81,972	$27,101,582
CGI, Inc. (a)	135,052	15,399,440
Experian PLC	113,443	5,355,122
Fiserv, Inc. (a)	96,561	15,794,483
Thomson Reuters Corp.	10,039	1,626,934
TransUnion	124,462	11,233,940
		$76,511,501
Computer Software – 9.8%
Microsoft Corp.	165,741	$69,337,747
OBIC Co. Ltd.	59,900	9,116,652
Salesforce, Inc.	69,741	18,048,971
		$96,503,370
Computer Software - Systems – 4.0%
Apple, Inc.	119,292	$26,492,367
Capgemini	36,764	7,305,047
Samsung Electronics Co. Ltd.	93,524	5,750,261
		$39,547,675
Construction – 2.1%
Otis Worldwide Corp.	108,020	$10,207,890
Sherwin-Williams Co.	28,916	10,143,733
		$20,351,623
Consumer Products – 3.3%
Church & Dwight Co., Inc.	177,253	$17,372,567
Estée Lauder Cos., Inc., “A”	151,636	15,104,462
		$32,477,029
Electrical Equipment – 5.2%
Amphenol Corp., “A”	216,403	$13,906,057
Hubbell, Inc.	30,717	12,153,181
Schneider Electric SE	65,189	15,722,244
TE Connectivity Ltd.	64,748	9,992,559
		$51,774,041

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 7.8%
Analog Devices, Inc.	36,319	$8,403,490
NVIDIA Corp.	229,982	26,912,494
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	214,137	35,503,914
Texas Instruments, Inc.	28,632	5,835,488
		$76,655,386
Food & Beverages – 3.3%
McCormick & Co., Inc.	149,628	$11,522,852
Nestle S.A.	78,967	8,019,503
PepsiCo, Inc.	76,026	13,127,409
		$32,669,764
Gaming & Lodging – 0.8%
Hilton Worldwide Holdings, Inc.	37,297	$8,006,547
General Merchandise – 1.5%
B&M European Value Retail S.A.	1,450,142	$8,726,461
Dollarama, Inc.	62,823	5,889,386
		$14,615,847
Insurance – 2.8%
Aon PLC	56,995	$18,723,427
Marsh & McLennan Cos., Inc.	40,433	8,999,173
		$27,722,600
Internet – 5.4%
Alphabet, Inc., “A”	164,662	$28,246,120
Gartner, Inc. (a)	28,263	14,165,133
NAVER Corp.	89,873	11,358,563
		$53,769,816
Leisure & Toys – 2.6%
Electronic Arts, Inc.	39,097	$5,901,301
Tencent Holdings Ltd.	430,200	19,863,055
		$25,764,356
Machinery & Tools – 3.2%
Daikin Industries Ltd.	88,700	$12,846,245
Eaton Corp. PLC	42,299	12,892,312
Veralto Corp.	59,953	6,388,592
		$32,127,149
Medical & Health Technology & Services – 2.1%
ICON PLC (a)	41,863	$13,749,484
Veeva Systems, Inc. (a)	37,948	7,283,359
		$21,032,843
Medical Equipment – 10.1%
Agilent Technologies, Inc.	141,945	$20,071,023
Becton, Dickinson and Co.	47,352	11,414,673
Boston Scientific Corp. (a)	147,863	10,924,119
Danaher Corp.	43,103	11,942,979
Mettler-Toledo International, Inc. (a)	5,968	9,077,507
STERIS PLC	80,514	19,223,523
Stryker Corp.	18,523	6,065,356
Thermo Fisher Scientific, Inc.	18,243	11,189,162
		$99,908,342

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 8.9%
Credicorp Ltd.	65,976	$11,258,145
HDFC Bank Ltd.	1,086,768	20,928,191
Julius Baer Group Ltd.	71,115	3,892,994
Mastercard, Inc., “A”	16,151	7,489,380
Moody's Corp.	26,662	12,170,670
Visa, Inc., “A”	119,730	31,808,669
		$87,548,049
Printing & Publishing – 1.1%
Wolters Kluwer N.V.	62,021	$10,410,658
Railroad & Shipping – 2.3%
Canadian Pacific Kansas City Ltd.	274,792	$23,033,066
Restaurants – 0.4%
Starbucks Corp.	57,293	$4,465,989
Specialty Chemicals – 0.7%
Sika AG	24,375	$7,409,000
Specialty Stores – 2.1%
Ross Stores, Inc.	73,960	$10,593,291
TJX Cos., Inc.	92,536	10,458,419
		$21,051,710
Telecommunications - Wireless – 2.7%
American Tower Corp., REIT	82,511	$18,185,424
Cellnex Telecom S.A.	236,520	8,237,236
		$26,422,660
Utilities - Electric Power – 1.3%
CMS Energy Corp.	193,103	$12,513,074
Total Common Stocks		$977,871,895
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.39% (v)	8,852,569	$8,853,454

Other Assets, Less Liabilities – 0.1%		1,111,454
Net Assets – 100.0%		$987,836,803
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,853,454 and $977,871,895, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$696,641,909	$—	$—	$696,641,909
Canada	53,711,723	—	—	53,711,723
France	36,401,057	—	—	36,401,057
Taiwan	35,503,914	—	—	35,503,914
China	—	32,304,261	—	32,304,261
Japan	9,116,652	12,846,245	—	21,962,897
India	—	20,928,191	—	20,928,191
Switzerland	19,321,497	—	—	19,321,497
South Korea	11,358,563	5,750,261	—	17,108,824
Other Countries	43,987,622	—	—	43,987,622
Mutual Funds	8,853,454	—	—	8,853,454
Total	$914,896,391	$71,828,958	$—	$986,725,349
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,213,826	$96,918,427	$96,278,674	$(8)	$(117)	$8,853,454
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$368,632	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2024, are as follows:
United States	71.5%
Canada	5.4%
France	3.7%
Taiwan	3.6%
China	3.3%
Japan	2.2%
India	2.1%
Switzerland	2.0%
South Korea	1.7%
Other Countries	4.5%